Shareholders' Loans, Loans Payable and Debt Conversion (Details Narrative)							12 Months Ended
	Nov. 18, 2018 CAD ($)	May 26, 2017	Nov. 30, 2016 CAD ($) shares	Feb. 29, 2016 CAD ($) Number	Feb. 02, 2016	Nov. 18, 2015 CAD ($) shares	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)
Disclosure of classes of share capital [line items]
Shareholders' loans payable							$ 79,910	$ 0
Fair value of unit			$ 50,000	$ 1,220,709
Value of allocated common share				638,295		$ 4,540,474
Loss on settlement of debt									$ 12,489,249
Number of share issued | shares			7,692
Value of converted debt				451,557
Number of unit converted				$ 150,519
Description of unit		Common shares on the basis of one (1) new share for every ten (10) old shares.		Each unit was comprised of one (1) common share and one (1) common share purchase warrant.	Common shares on the basis of one (1) new share for every ten (10) old shares.		One (1) new share for every ten (10) old shares
Loss on extinguishment of debt				$ 769,152
Warrant [Member]
Disclosure of classes of share capital [line items]
Value of allocated common share				$ 582,414
Description of unit				Each full warrant entitles the holder to purchase one (1) common share at an exercise price of $3.50 until March 1, 2019.
Debt Conversion Agreements [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares						103,299
Fair value of unit						$ 6,896,800
Value of allocated common share						5,034,157
Loss on settlement of debt						6,896,800
Amount of converted loans and interest due						$ 899,660
Number of share issued | shares						680,068
Debt Conversion Agreements [Member] | Warrant [Member]
Disclosure of classes of share capital [line items]
Value of allocated common share	$ 1,862,643
Debt Conversion Agreements [Member] | Core Energy Enterprises Inc [Member]
Disclosure of classes of share capital [line items]
Loss on settlement of debt						$ 1,468,190
Number of share issued | shares						274,243
Value of converted debt						$ 362,793
Value of increase of common share						$ 1,830,983
Asset Purchase And Debt Settlement Agreement [Member]
Disclosure of classes of share capital [line items]
Amount of converted loans and interest due				$ 277,473
Percentage of net smelter return royalty				0.03%
Number of mining claim blocks | Number				8
Net smelter return royalty amount				$ 0